Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities

13. Lease liabilities

The transactions affecting the lease liabilities during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Balance at January 1	$22,471	$33,452
Interest expense	1,081	3,754
Payments	(6,282)	(4,321)
Derecognized - discontinued operations (note 6)	—	(7,549)
Lease modification and other remeasurements	(15,974)	(2,588)
Effect of foreign exchange differences	191	(277)
Balance at December 31	$1,487	$22,471
Less current portion of lease liabilities	(735)	(7,194)
Long-term portion of lease liabilities	$752	$15,277

Interest expense on lease liabilities is included as part of finance costs in the consolidated statement of operations. Interest on the lease liabilities was $6,030 for the year ended December 31, 2020.

On August 12, 2021, the Company gave a notice of early termination of a master services agreement entered into with a CDMO with whom it has a contract pertaining to its former plasma-derived therapeutics business, using the available 5-year early cancellation notification period set forth under the CDMO contract which resulted in a decrease in the term of the contract by 3.8 years. A portion of the commitments under this CDMO contract are accounted for as a lease liability while the non-lease commitment is being accounted for as an onerous contract provision since June 2021 (note 14). The financial impact of revising the lease term to reflect the effect of exercising the termination option was a decrease in lease liabilities of $2,529 and the gain on this transaction was recorded as part of the net loss from discontinued operations for the year ended December 31, 2021.

In August 2022, the Company terminated a CDMO agreement (note 6) which resulted in the payment of $5,500 towards the portion of the agreement that was accounted for as a lease liability and a lease modification gain of $16,000 from this particular transaction, as the remainder of the lease liability for this agreement was reduced to $nil.